Accounts Receivable And Unbilled Revenue - Summary of Movement in Allowance For Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	$ 9	$ 6
Impairment provision additions on receivables	2	1
Amounts settled and derecognized during the period		2
Ending balance	$ 11	$ 9